Note 8 - Commitments and Contingencies 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

NOTE 8.  Commitments and Contingencies

(a)	Purchase Commitments

As of March 31, 2026, the Company had approximately $19.3 million of non-cancelable purchase commitments, principally for clinical services which are expected to be paid within the next year. Approximately $18.2 million of non-cancelable purchase commitments are attributable to a third-party vendor that provides clinical services, that is reimbursable at approximately $19.6 million under a cost-plus-fixed-fees arrangement in the ATI-RRPV Contract.

(b)	Indemnifications

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has also entered into indemnification agreements with certain officers and directors which provide, among other things, that the Company will indemnify and advance expenses incurred in connection with certain actions, suits or proceedings to such officer or director, under the circumstances and to the extent provided for therein, for expenses, damages, judgments, fines and settlements he or she may be required to pay in actions or proceedings which he or she is or may be made a party by reason of his or her position as a director, officer or other agent of the Company, and otherwise to the fullest extent permitted under Delaware law and the Company’s Bylaws. The Company currently has directors’ and officers’ insurance.

(c)	Litigation

From time to time the Company may be involved in legal proceedings arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it in excess of established reserves, in the aggregate, is not material to its consolidated financial condition or cash flows. However, any current or future dispute resolution or legal proceeding, regardless of the merits of any such proceeding, could result in substantial costs and a diversion of management’s attention and resources that are needed to run the Company successfully, and could have a material adverse impact on its business, financial condition and results of operations.

In August and September 2020, two substantially similar securities class actions were filed in the U.S. District Court for the Northern District of California. The first action, titled Himmelberg v. Vaxart, Inc. et al. was filed on August 24, 2020. The second action, titled Hovhannisyan v. Vaxart, Inc. et al. was filed on September 1, 2020 (together, the “Putative Class Action”). By Order dated September 17, 2020, the two actions were deemed related. On December 9, 2020, the court appointed lead plaintiffs and lead plaintiffs’ counsel.

On January 29, 2021, lead plaintiffs filed their consolidated amended complaint. On May 14, 2021, the court granted lead plaintiffs’ request to amend the consolidated amended complaint and denied defendants’ motions to dismiss as moot. On June 10, 2021, lead plaintiffs filed a first amended consolidated complaint, and on August 9, 2021, lead plaintiffs filed a corrected first amended consolidated complaint. The first amended consolidated complaint, as corrected, named certain of Vaxart’s current and former executive officers and directors, as well as Armistice Capital, LLC (“Armistice”), as defendants. It claimed three violations of federal civil securities laws; violation of Section 10(b) of the Exchange Act and SEC Rule 10b-5, as against the Company and all individual defendants; violation of Section 20(a) of the Exchange Act, as against Armistice and all individual defendants; and violation of Section 20A of the Exchange Act against Armistice. The first amended consolidated complaint, as corrected, alleged that the defendants violated securities laws by misstating and/or omitting information regarding the Company’s development of a norovirus vaccine, the vaccine manufacturing capabilities of a business counterparty, and the Company’s involvement with Operation Warp Speed (“OWS”); and by engaging in a scheme to inflate Vaxart’s stock price. The first amended consolidated complaint sought certification as a class action for similarly situated shareholders and sought, among other things, an unspecified amount of damages and attorneys’ fees and costs. On July 8, 2021, all defendants moved to dismiss the first amended consolidated complaint. By Order dated December 22, 2021, the court granted the motion to dismiss by Armistice with leave to amend and otherwise denied the motions to dismiss. On July 27, 2022, lead plaintiffs filed a notice announcing that they had reached a partial settlement (the “Partial Settlement”) to resolve all claims against the Company and its current or former officers and/or directors in their capacity as officers and/or directors of the Company (the “Settling Defendants”). Pursuant to the Partial Settlement, the Company agreed to a settlement amount of $12.0 million with $2.0 million to be paid by the Company and the remainder to be paid by the Company’s insurers. On November 2, 2022, the Company paid the $2.0 million settlement amount with respect to the Putative Class Action pursuant to the terms of the settlement agreement reached in that case. On November 14, 2022, lead plaintiffs filed a second amended consolidated class action complaint that purported to include new allegations to support claims against Armistice. By Orders dated January 25, 2023, the court approved the Partial Settlement and entered judgment dismissing with prejudice all claims asserted in the Putative Class Action against the Settling Defendants. A jury trial on the claims asserted against Armistice commenced on April 14, 2026 and concluded on April 28, 2026 with a verdict entered in favor of Armistice and concluding that Armistice had not engaged in either a scheme to inflate the price of Vaxart’s stock or insider trading in connection with its sales of Vaxart’s stock in June 2020; post-verdict proceedings before the District Court are ongoing and the time for lead plaintiffs to lodge an appeal has not yet expired.

On October 23, 2020, a complaint was filed in the U.S. District Court for the Southern District of New York, entitled Roth v. Armistice Capital LLC, et al. The complaint names Armistice and certain Armistice-related parties as defendants, asserting a violation of Exchange Act Section 16(b) and seeking the disgorgement of short-swing profits. The complaint purports to bring the lawsuit on behalf of and for the benefit of the Company and names the Company as a “nominal defendant” for whose benefit damages are sought. Following discovery, a motion for summary judgment was filed by Armistice and the Armistice-related party defendants to dismiss the complaint. On March 27, 2024, the court granted the motion for summary judgment and dismissed all claims in the complaint in their entirety. On April 11, 2024, the Plaintiff timely filed a notice of appeal of the court’s decision to the Second Circuit Court of Appeals, commencing appellate proceedings. In June 2024, Plaintiff filed a motion to the court of appeals to stay the appeal pending efforts to re-instate the complaint in the district court, which was granted by the court of appeals.  In July 2024, Plaintiff filed a motion with the district court seeking to set aside the judgment and to re-instate the complaint. On August 15, 2024, the district court denied Plaintiff’s motion to set aside the judgment. On August 19, 2024, the court of appeals lifted the stay and, on August 28, 2025, the court of appeals entered a judgment affirming the judgment of the district court. The time for Plaintiffs to file any appeal of that decision has since lapsed.

On January 8, 2021, a purported shareholder, Phillip Chan, commenced a pro se lawsuit in the U.S. District Court for the Northern District of California titled Chan v. Vaxart, Inc. et al. (the “Opt-Out Action”), opting out of the consolidated Himmelberg v. Vaxart, Inc. et al. and Hovhannisyan v. Vaxart, Inc. et al. class actions, (together, the “Putative Class Action”). Because this complaint is nearly identical to an earlier version of a complaint filed in the Putative Class Action, the Opt-Out Action has been stayed while the Putative Class Action is pending.

NOTE 8.  Commitments and Contingencies

(a)     Purchase Commitments

As of December 31, 2025, the Company had approximately $21.1 million of non-cancelable purchase commitments, principally for clinical services which are expected to be paid within the next year. Approximately $20.1 million of non-cancelable purchase commitments are attributable to a third-party vendor that provides clinical services, that is reimbursable at approximately $21.6 million under a cost-plus-fixed-fees arrangement in the ATI-RRPV Contract. In addition, the Company has operating lease commitments as detailed in Note 7.

(b)     Indemnifications

In the ordinary course of business, the Company enters into agreements that  may include indemnification provisions. Pursuant to such agreements, the Company  may indemnify, hold harmless and defend indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has also entered into indemnification agreements with certain officers and directors which provide, among other things, that the Company will indemnify and advance expenses incurred in connection with certain actions, suits or proceedings to such officer or director, under the circumstances and to the extent provided for therein, for expenses, damages, judgments, fines and settlements he or she  may be required to pay in actions or proceedings which he or she is or  may be made a party by reason of his or her position as a director, officer or other agent of the Company, and otherwise to the fullest extent permitted under Delaware law and the Company’s Bylaws. The Company currently has directors’ and officers’ insurance.

(c)     Litigation

From time to time the Company  may be involved in legal proceedings arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it in excess of established reserves, in the aggregate, is indeterminable to its consolidated financial condition or cash flows. However, any current or future dispute resolution or legal proceeding, regardless of the merits of any such proceeding, could result in substantial costs and a diversion of management’s attention and resources that are needed to run the Company successfully, and could have a material adverse impact on its business, financial condition and results of operations.

In  August and  September 2020, two substantially similar securities class actions were filed in the U.S. District Court for the Northern District of California. The first action, titled Himmelberg v. Vaxart, Inc. et al. was filed on  August 24, 2020. The second action, titled Hovhannisyan v. Vaxart, Inc. et al. was filed on  September 1, 2020 (together, the “Putative Class Action”). By Order dated  September 17, 2020, the two actions were deemed related. On  December 9, 2020, the court appointed lead plaintiffs and lead plaintiffs’ counsel.

On  January 29, 2021, lead plaintiffs filed their consolidated amended complaint. On  July 8, 2021, all defendants moved to dismiss the consolidated amended complaint. On  May 14, 2021, the court granted lead plaintiffs’ request to amend the consolidated amended complaint and denied defendants’ motions to dismiss as moot. On  June 10, 2021, lead plaintiffs filed a first amended consolidated complaint, and on  August 9, 2021, lead plaintiffs filed a corrected first amended consolidated complaint. The first amended consolidated complaint, as corrected, named certain of Vaxart’s current and former executive officers and directors, as well as Armistice Capital, LLC (“Armistice”), as defendants. It claimed three violations of federal civil securities laws; violation of Section 10(b) of the Exchange Act and SEC Rule 10b-5, as against the Company and all individual defendants; violation of Section 20(a) of the Exchange Act, as against Armistice and all individual defendants; and violation of Section 20A of the Exchange Act against Armistice. The first amended consolidated complaint, as corrected, alleged that the defendants violated securities laws by misstating and/or omitting information regarding the Company’s development of a norovirus vaccine, the vaccine manufacturing capabilities of a business counterparty, and the Company’s involvement with Operation Warp Speed (“OWS”); and by engaging in a scheme to inflate Vaxart’s stock price. The first amended consolidated complaint sought certification as a class action for similarly situated shareholders and sought, among other things, an unspecified amount of damages and attorneys’ fees and costs. On  July 8, 2021, all defendants moved to dismiss the first amended consolidated complaint. By Order dated  December 22, 2021, the court granted the motion to dismiss by Armistice with leave to amend and otherwise denied the motions to dismiss. On  July 27, 2022, lead plaintiffs filed a notice announcing that they had reached a partial settlement (the “Partial Settlement”) to resolve all claims against the Company and its current or former officers and/or directors in their capacity as officers and/or directors of the Company (the “Settling Defendants”). Pursuant to the Partial Settlement, the Company agreed to a settlement amount of $12.0 million with $2.0 million to be paid by the Company and the remainder to be paid by the Company’s insurers. On  November 2, 2022, the Company paid the $2.0 million settlement amount with respect to the Putative Class Action pursuant to the terms of the settlement agreement reached in that case. On  November 14, 2022, lead plaintiffs filed a second amended consolidated class action complaint that purported to include new allegations to support claims against Armistice. By Orders dated  January 25, 2023, the court approved the Partial Settlement and entered judgment dismissing with prejudice all claims asserted in the Putative Class Action against the Settling Defendants.

On  October 23, 2020, a complaint was filed in the U.S. District Court for the Southern District of New York, entitled Roth v. Armistice Capital LLC, et al. The complaint names Armistice and certain Armistice-related parties as defendants, asserting a violation of Exchange Act Section 16(b) and seeking the disgorgement of short-swing profits. The complaint purports to bring the lawsuit on behalf of and for the benefit of the Company and names the Company as a “nominal defendant” for whose benefit damages are sought. Following discovery, a motion for summary judgment was filed by Armistice and the Armistice-related party defendants to dismiss the complaint. On  March 27, 2024, the court granted the motion for summary judgment and dismissed all claims in the complaint in their entirety. On  April 11, 2024, the Plaintiff timely filed a notice of appeal of the court’s decision to the Second Circuit Court of Appeals, commencing appellate proceedings. In  June 2024, Plaintiff filed a motion to the court of appeals to stay the appeal pending efforts to re-instate the complaint in the district court, which was granted by the court of appeals.  In  July 2024, Plaintiff filed a motion with the district court seeking to set aside the judgment and to re-instate the complaint. On  August 15, 2024, the district court denied Plaintiff’s motion to set aside the judgment. On  September 10, 2024, Plaintiff re-filed its appeal with the Second Circuit Court of Appeals. On August 28, 2025, the Second Circuit Court of Appeals denied Plaintiff’s appeal and affirmed the decision of the district court dismissing all claims in the complaint. Plaintiff’s time to appeal from that decision has expired and no further proceedings remain.

On  January 8, 2021, a purported shareholder, Phillip Chan, commenced a pro se lawsuit in the U.S. District Court for the Northern District of California titled Chan v. Vaxart, Inc. et al. (the “Opt-Out Action”), opting out of the consolidated Himmelberg v. Vaxart, Inc. et al. and Hovhannisyan v. Vaxart, Inc. et al. class actions, (together, the “Putative Class Action”). Because this complaint is nearly identical to an earlier version of a complaint filed in the Putative Class Action, the Opt-Out Action has been stayed while the Putative Class Action is pending.